Changes In Fair Value On Financial Assets Measured At FVTPL (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Abstract]
Summary Of Changes In Fair Value

	2020	2021	2022
	HK$	HK$	HK$

Changes in fair value on financial assets at FVTPL	43,592	70,291	132,032